Shareholder Report, Holdings (Details) - Capital Group Core Balanced ETF	Jun. 30, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.54%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%